Document and Entity Information	Dec. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 01, 2022
Entity File Number	001-35872
Entity Registrant Name	EVERTEC, Inc.
Entity Central Index Key	0001559865
Entity Incorporation, State or Country Code	PR
Entity Tax Identification Number	66-0783622
Entity Address, Address Line One	PO BOX 364527
Entity Address, City or Town	San Juan
Entity Address, Country	PR
Entity Address, Postal Zip Code	00936-4527
City Area Code	787
Local Phone Number	759-9999
Title of 12(b) Security	Common Stock
Trading Symbol	EVTC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false